Share Capital and Equity Compensation - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 22, 2024 USD ($) $ / shares shares	Oct. 03, 2023 $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Operating expense			$ 5,681	$ 3,187	$ 17,370	$ 13,866
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		160,048	218,294		218,294		161,778
Number of shares outstanding | shares		160,048	218,294		218,294		161,778
DSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		225
Number shares granted | shares					99
Estimated fair value			$ 435		$ 435
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		2,171						642
Number shares granted | shares					1,936		670
Estimated fair value			9,337		$ 9,337		$ 3,204
Unrecognized compensation cost related to unvested share based compensation arrangements					6,009		2,346
Fair value of share units recorded as a share-based payments expense					2,819
Operating expense							70
Capitalized for thacker pass project			1,851		$ 1,851		951
Per share value of rearrangement | $ / shares		$ 0.87
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		1,037
Number shares granted | shares					442
Estimated fair value			2,793		$ 2,793		621
Unrecognized compensation cost related to unvested share based compensation arrangements					3,723		558
Fair value of share units recorded as a share-based payments expense					1,065
Operating expense							27
Capitalized for thacker pass project			$ 179		$ 179		$ 156
Underwritten public offering [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	55,000
Issue price | $ / shares	$ 5
Gross proceeds from public offering	$ 275,000
Net proceeds from offering	$ 262,000